Other general administrative expenses (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other general administrative expenses
Maintenance, conservation and repair	$ 736	$ 773	$ 825
Information technology and systems	6,108	5,945	5,344
Stationery and supplies	156	234	325
Advertising and communications	753	696	809
Rents	614	556	683
Administrative services	1,424	1,603	2,202
Taxes other than income tax	2,030	1,915	2,270
Surveillance and cash courier services	1,341	1,237	1,263
Insurance premiums	100	103	114
Travel costs	175	62	71
Other administrative expenses	1,413	1,263	1,353
Total	14,850	14,387	15,259
Audit and tax services
Audit fees and audit-related fees	105	99	122
Audit-related fees	$ 17	$ 32	$ 26